Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fuson Group Limited (“Fuson”) [Member]
Related Party Transactions [Line Items]
Percentage of interest rates	6.50%
Qinhui [Member]
Related Party Transactions [Line Items]
Percentage of interest rates	0.00%
Minimum [Member]
Related Party Transactions [Line Items]
Percentage of interest rates	3.50%	4.00%
Maximum [Member]
Related Party Transactions [Line Items]
Percentage of interest rates	4.10%	4.10%